Long-Term Prepaid Expenses and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deposits Loans And Other Receivables Including Derivative Instruments Abstract
Schedule of Long-Term Prepaid Expenses and Other Non-Current Assets
	As at December 31,
	2022	2021
	$ Thousands
Deferred expenses, net (1)	32,840	42,840
Contract costs	4,337	5,119
Other non-current assets	13,637	9,307
	50,814	57,266

(1)	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.